Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended
		Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Basic earnings per common share
Net income attributable to common shareholders		$ 2,608	$ 2,411	$ 2,265
Weighted average number of common shares outstanding		1,211	1,215	1,212
Basic earnings per common share	[1]	$ 2.15	$ 1.98	$ 1.87
Diluted earnings per common share
Net income attributable to common shareholders		$ 2,608	$ 2,411	$ 2,265
Dilutive impact of share-based payment options and others	[2]	24	3	41
Net income attributable to common shareholders (diluted)		$ 2,632	$ 2,414	$ 2,306
Weighted average number of common shares outstanding		1,211	1,215	1,212
Dilutive impact of share-based payment options and others	[2]	19	9	25
Weighted average number of diluted common shares outstanding		1,230	1,224	1,237
Diluted earnings per common share	[1]	$ 2.14	$ 1.97	$ 1.86

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.